INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories

	December 31, 2022	December 31, 2021
Finished goods	$42.6	$95.2
Ore stockpiles	30.4	33.6
Mine supplies	126.9	173.3
	199.9	302.1
Non-current ore stockpiles	92.4	124.1
	$292.3	$426.2